UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual	Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Fund-Level		Fund-Level
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1]	Value 12/31/16	7/1/16–12/31/16[1]	Ratio

$1,000	$1,000.90	$0.76	$1,024.45	$0.77	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

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THE MONEY MARKET PORTFOLIOS

Financial Highlights
The U.S. Government Money Market Portfolio
	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(unaudited)	2016	2015	2014	2013	2012
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.001	0.001	—	—	—	(—)[a]
Net realized and unrealized gains (losses)[a]	—	—	—	—	—	—
Total from investment operations	0.001	0.001	—[a]	—[a]	—[a]	—[a]
Less distributions from net investment income.	(0.001)	(0.001)	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.09%	0.07%	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by
affiliates[d]	0.15%	0.13%	0.09%	0.08%	0.13%	0.13%
Net investment income (loss)	0.18%	0.06%	—%	—%	—%	(—)%[e]

Supplemental data
Net assets, end of period (000’s)	$18,931,328	$22,324,993	$27,390,400	$23,491,469	$18,744,530	$14,065,932

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eRounds to less than 0.01%.

1 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Statement of Investments, December 31, 2016 (unaudited)

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 103.0%
U.S. Government and Agency Securities 82.6%
[a] FFCB,
1/11/17	$30,000,000	$29,997,250
1/12/17	10,000,000	9,998,656
1/17/17	50,000,000	49,990,000
1/19/17	20,000,000	19,995,000
2/01/17	80,000,000	79,966,244
2/02/17	100,000,000	99,956,444
[a] FHLB,
1/03/17	277,000,000	276,995,383
1/04/17	350,000,000	349,989,729
1/06/17	245,000,000	244,987,240
1/09/17	100,000,000	99,989,667
1/11/17	435,600,000	435,550,822
1/13/17	317,000,000	316,960,622
1/18/17	50,000,000	49,991,736
1/20/17	100,000,000	99,974,825
1/25/17	250,000,000	249,918,333
2/01/17	260,720,000	260,608,567
2/02/17	195,000,000	194,908,133
2/03/17	100,000,000	99,961,500
2/06/17	200,000,000	199,899,000
2/15/17	188,850,000	188,744,714
2/17/17	250,000,000	249,828,646
2/22/17	250,000,000	249,808,611
2/24/17	200,000,000	199,844,300
2/28/17	250,000,000	249,834,861
3/24/17	300,000,000	299,627,583
3/29/17	200,000,000	199,729,333
4/03/17	100,000,000	99,859,444
[a] FHLMC,
1/03/17	823,220,000	823,201,905
1/04/17	121,667,000	121,663,654
1/05/17	15,000,000	14,999,467
1/10/17	400,000,000	399,971,000
1/19/17	180,000,000	179,961,300
1/20/17	47,274,000	47,262,273
1/23/17	200,000,000	199,959,178
1/30/17	175,000,000	174,953,237
1/31/17	100,000,000	99,960,000
2/06/17	190,000,000	189,932,050
2/14/17	100,000,000	99,954,778
2/27/17	5,600,000	5,595,478
[a] FNMA,
1/03/17	700,000,000	699,982,500
1/04/17	1,012,000,000	1,011,985,168
1/09/17	250,000,000	249,980,556
1/11/17	100,000,000	99,988,611
1/17/17	170,297,000	170,267,860
1/18/17	200,000,000	199,963,639
2/01/17	23,810,000	23,802,824

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Semiannual Report 2

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
[a] U.S. Treasury Bill,
1/05/17	$700,000,000	$699,974,389
1/12/17	200,000,000	199,978,000
1/19/17	650,000,000	649,872,000
1/26/17	500,000,000	499,839,930
2/02/17	550,000,000	549,796,444
2/09/17	259,535,000	259,416,705
2/16/17	500,000,000	499,688,861
3/02/17	110,830,000	110,722,836
3/09/17	80,050,000	79,979,978
3/16/17	150,000,000	149,833,500
3/30/17	350,000,000	349,558,167
4/06/17	250,000,000	249,676,736
4/13/17	200,000,000	199,719,500
4/20/17	150,000,000	149,786,542
4/27/17	200,000,000	199,610,111
5/04/17	250,000,000	249,572,917
5/11/17	250,000,000	249,517,014
5/25/17	126,060,000	125,754,935
6/29/17	52,080,000	51,909,091
10/12/17	100,000,000	99,463,556
11/09/17	50,000,000	49,698,833
U.S. Treasury Note, 0.50%, 4/30/17	250,000,000	249,976,873
Total U.S. Government and Agency Securities (Cost $15,643,649,039)		15,643,649,039

[b] Repurchase Agreements 20.4%
Barclays Capital Inc., 0.48%, 1/03/17 (Maturity Value $40,002,133)
Collateralized by U.S. Treasury Note, 1.75%, 12/31/20 (valued at $41,359,209)	40,000,000	40,000,000
Deutsche Bank Securities Inc., 0.45%, 1/03/17 (Maturity Value $25,001,250)
Collateralized by [a]U.S. Treasury Bill, 3/09/17 - 12/07/17; U.S. Treasury Bond, 0.599% - 8.875%,
1/31/17 - 2/15/20; U.S. Treasury Index Linked Note, 2.375%, 1/15/17; and U.S. Treasury Note,
0.625% - 3.625%, 4/30/17 - 2/15/21 (valued at $25,500,021)	25,000,000	25,000,000
Federal Reserve Bank, 0.50%, 1/03/17 (Maturity Value $3,400,188,889)
Collateralized by U.S. Treasury Bond, 3.00%, 5/15/42; and U.S. Treasury Note, 3.625%, 2/15/20
(valued at $3,400,188,914)	3,400,000,000	3,400,000,000
Goldman Sachs & Co., 0.42%, 1/03/17 (Maturity Value $125,005,833)
Collateralized by U.S. Treasury Note, 3.625%, 2/15/20 (valued at $127,596,459)	125,000,000	125,000,000
HSBC Securities Inc., 0.37%, 1/03/17 (Maturity Value $225,009,250)
Collateralized by U.S. Government and Agency Securities, 0.875% - 5.375%, 6/12/17-12/13/19
(valued at $229,504,538)	225,000,000	225,000,000

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THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value
[b] Repurchase Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.45%, 1/03/17 (Maturity Value $43,052,153)
Collateralized by U.S. Treasury Note, 1.50%, 5/31/20 (valued at $43,955,523)	$43,050,000	$43,050,000
Total Repurchase Agreements (Cost $3,858,050,000)		3,858,050,000
Total Investments (Cost $19,501,699,039) 103.0%		19,501,699,039
Other Assets, less Liabilities (3.0)%		(570,371,494)
Net Assets 100.0%		$18,931,327,545

See Abbreviations on page 11.

aThe security was issued on a discount basis with no stated coupon rate.
bSee Note 1(b) regarding repurchase agreements.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 4

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
December 31, 2016 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in securities, at amortized cost	$15,643,649,039
Repurchase agreements, at value and cost	3,858,050,000
Total investments	$19,501,699,039
Cash	131,795,407
Receivables from interest	318,843
Total assets	19,633,813,289
Liabilities:
Payables:
Investment securities purchased	699,993,194
Management fees	2,391,122
Accrued expenses and other liabilities	101,428
Total liabilities	702,485,744
Net assets, at value	$18,931,327,545
Net assets consist of:
Paid-in capital	$18,931,322,825
Accumulated net realized gain (loss)	4,720
Net assets, at value	$18,931,327,545
Shares outstanding	18,931,324,424
Net asset value per share	$1.00

5 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended December 31, 2016 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest	$32,126,053
Expenses:
Management fees (Note 3a)	14,554,205
Custodian fees (Note 4)	91,623
Reports to shareholders	4,655
Professional fees.	116,789
Other	34,607
Total expenses	14,801,879
Expense reductions (Note 4)	(141,368)
Net expenses	14,660,511
Net investment income	17,465,542
Net realized gain (loss) from investments	801
Net increase (decrease) in net assets resulting from operations	$17,466,343

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THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended
	December 31, 2016	Year Ended
	(unaudited)	June 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$17,465,542	$14,872,660
Net realized gain (loss)	801	2,619,294
Net increase (decrease) in net assets resulting from operations	17,466,343	17,491,954
Distributions to shareholders from net investment income	(17,465,542)	(14,872,660)
Capital share transactions (Note 2)	(3,393,666,293)	(5,068,026,490)
Net increase (decrease) in net assets	(3,393,665,492)	(5,065,407,196)
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period.	22,324,993,037	27,390,400,233
End of period	$18,931,327,545	$22,324,993,037

7 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolios are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 30, 2016.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016
Shares sold	$18,707,182,896	$42,309,318,184
Shares issued in reinvestment of distributions	17,467,304	14,875,438
Shares redeemed	(22,118,316,493)	(47,392,220,112)
Net increase (decrease)	$(3,393,666,293)	$(5,068,026,490)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund, Franklin Templeton U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. Total expenses waived or paid are not subject to recapture subsequent to the Portfolio’s fiscal year end. There is no guarantee that the Portfolio will be able to avoid a negative yield. There were no expenses waived during the period ended December 31, 2016.

d. Other Affiliated Transactions

At December 31, 2016, the shares of Portfolio were owned by the following entities:

		Percentage of
		Outstanding
	Shares	Shares
Institutional Fiduciary Trust – Money Market Portfolio	15,916,488,803	84.1%
Franklin U.S. Government Money Fund	2,705,830,733	14.3%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S. Government
Money Fund	309,004,888	1.6%
	18,931,324,424	100.0%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2016, the custodian fees were reduced as noted in the the Statement of Operations.

5. Income Taxes

At December 31, 2016, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

6. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Portfolio’s financial statements and related disclosures.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 24, 2017